Deferred income tax - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Translation differences and inflation adjustment	$ 953	$ 2,563
Provisions and allowances
Deferred tax assets
Balances at January 1	24,167	15,906
Acquisitions of business	0
Increase/(decrease) of deferred tax assets for the year	12,234	10,868
Translation differences and inflation adjustment	(2,328)	(2,607)
Balances at December 31	34,073	24,167
Tax loss carry forwards
Deferred tax assets
Balances at January 1	120,624	164,282
Acquisitions of business	0
Increase/(decrease) of deferred tax assets for the year	6,058	(3,920)
Translation differences and inflation adjustment	(13,378)	(39,738)
Balances at December 31	113,304	120,624
Property, plant and equipment and Intangibles Assets
Deferred tax assets
Balances at January 1	1,152	1,681
Acquisitions of business	0
Increase/(decrease) of deferred tax assets for the year	(308)	(417)
Translation differences and inflation adjustment	88	(112)
Balances at December 31	932	1,152
Other
Deferred tax assets
Balances at January 1	10,563	8,967
Acquisitions of business	1,078
Increase/(decrease) of deferred tax assets for the year	2,252	3,289
Translation differences and inflation adjustment	(871)	(1,693)
Balances at December 31	13,022	10,563
Deferred tax assets
Deferred tax assets
Balances at January 1	156,506	190,836
Acquisitions of business	1,078
Increase/(decrease) of deferred tax assets for the year	20,236	9,820
Translation differences and inflation adjustment	(16,489)	(44,150)
Balances at December 31	$ 161,331	$ 156,506